Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of defined benefit plans [line items]
Total	$ 133	$ 129	$ 305	$ 290
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	131	117	261	234
Net interest cost on net defined benefit liability	6	3	12	7
Defined benefit administrative expenses	2	3	5	5
Total	139	123	278	246
Principal post retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	3	4	5	8
Net interest cost on net defined benefit liability	2	4	5	9
Total	5	8	10	17
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	4	4
Net interest cost on net defined benefit liability	5	7	10	14
Past service cost (credit)			1
Defined benefit administrative expenses	1	2	2	3
Total	$ 8	$ 11	$ 17	$ 21